Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other payables [Abstract]
Accrued expenses	$ 1,635	$ 406
Contract liabilities	968	991
Lease liability	1,148	1,055
Employees and related liabilities	1,230	616
Government authorities	659	249
Current maturities in respect of government grants	226	231
Others	44	27
Other payables, Total	$ 5,910	$ 3,575